Share-based Compensation - Summary of Non-vested Restricted Share Activity (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Numbers of non-vested restricted shares, Beginning Balance | shares	2,309,490
Numbers of non-vested restricted shares, Granted | shares	50,000
Numbers of non-vested restricted shares, Vested | shares	(2,309,490)
Numbers of non-vested restricted shares, Transferred from Red Kingdom | shares	643,333
Numbers of non-vested restricted shares, Ending Balance | shares	693,333
Weighted average grant date fair value, Beginning Balance | $ / shares	$ 1.31
Weighted average grant date fair value, Granted | $ / shares	27.93
Weighted average grant date fair value, Vested | $ / shares	1.03
Weighted average grant date fair value, Transferred from Red Kingdom | $ / shares	0.60
Weighted average grant date fair value, Ending Balance | $ / shares	$ 2.57